InvestEd Conservative Portfolio
InvestEd Conservative Portfolio
Objective
To seek to provide capital preservation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios (Trust) and/or Ivy Funds. Effective May 2, 2016, this amount will decrease to $50,000. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 51 of the Portfolio’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 68 of the Portfolio’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	InvestEd Conservative Portfolio InvestEd Conservative Portfolio USD ($)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.25%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	none	[1]
Maximum Annual Maintenance Fee	$ 20
[1]	A 1% contingent deferred sales charge (CDSC) is imposed on purchases of $1 million or more of shares at net asset value (NAV) that are redeemed within 12 months of purchase.

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	InvestEd Conservative Portfolio InvestEd Conservative Portfolio
Management Fees	none
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	none
Acquired Fund Fees and Expenses	0.60%	[1]
Total Annual Portfolio Operating Expenses	0.85%	[2]
[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the underlying funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each underlying fund for the fund's most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
InvestEd Conservative Portfolio | InvestEd Conservative Portfolio | USD ($)	528	745	976	1,629

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
InvestEd Conservative Portfolio | InvestEd Conservative Portfolio | USD ($)	528	745	976	1,629

Portfolio Turnover
The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of underlying funds within Waddell & Reed Advisors Funds or Ivy Funds (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is designed for investors who seek capital preservation from their investments, through a primary emphasis on income and a secondary emphasis on capital growth. The Portfolio also is designed for investors who expect to incur expenses related to higher education within a year or two. The Portfolio invests primarily in Waddell & Reed Advisors and/or Ivy bond and income-producing mutual funds and invests, to a lesser extent, in Waddell & Reed Advisors equity mutual funds. Each underlying fund, in turn, invests in a diversified portfolio of securities.

The Board of Trustees of the Trust (Board) has established target ranges for the allocation of the Portfolio's assets. The range of Portfolio net assets invested in bond or other income-producing funds will be from 100% to 60%; correspondingly, the range of Portfolio net assets invested in equity funds will be from 0% to 40%. The Board has established the following target ranges for investment of the Portfolio's assets in specific underlying funds:

Underlying Fund	Investment Range
	Low	High
Waddell & Reed Advisors Cash Management	0%	100%
Waddell & Reed Advisors Government Securities Fund	0%	40%
Waddell & Reed Advisors Core Investment Fund	0%	40%
Waddell & Reed Advisors Dividend Opportunities Fund	0%	40%
Waddell & Reed Advisors Value Fund	0%	30%
Waddell & Reed Advisors Global Bond Fund	0%	40%
Waddell & Reed Advisors Bond Fund	0%	40%
Waddell & Reed Advisors High Income Fund	0%	20%
Ivy Limited-Term Bond Fund	0%	100%

The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), monitors the Portfolio’s holdings and cash flow and, in general, manages them as needed in order to maintain the Portfolio’s target allocations. WRIMCO does not intend to trade actively among the underlying funds nor does it intend to attempt to capture short-term market opportunities. However, in seeking to enhance performance, WRIMCO may change allocations within the stated ranges. WRIMCO may modify the above-specified target asset allocations for the Portfolio and also may modify, from time to time, the underlying funds selected for the Portfolio. In addition, the percentage specified as the high end of the investment range for an underlying fund is a target, and WRIMCO or market movements (or a combination of both) may, from time to time, cause the Portfolio’s investment in any specified underlying fund to exceed its target percentage.

By owning shares of one or more of the underlying funds and depending on the particular underlying fund(s), the Portfolio indirectly holds a diversified mixture of money market instruments and other securities of foreign and U.S. issuers that may include investment-grade corporate bonds, U.S. government securities and, to a lesser extent, stocks of primarily large capitalization companies, and securities issued by foreign governments and securities denominated in currencies other than the U.S. dollar. Certain of the underlying funds may, but are not required to, invest in options, futures contracts and other derivative instruments if they are permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio's shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the underlying funds and the ability of those funds to meet their respective investment objectives. The Portfolio's share price will likely change daily based on the performance of the underlying funds in which it invests. In general, the Portfolio is subject to the same risks as those of the underlying funds it holds.
  Bond Funds Risk. The Portfolio's allocation is weighted toward bond or other income-producing funds. The principal risks that may be encountered by this portion of the Portfolio's assets are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio's exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Equity Funds Risk. A smaller portion of the Portfolio's assets may be invested in equity funds. A principal risk associated with the Portfolio's equity fund holdings is market risk, the chance that stock prices overall will decline over short or even long periods of time. Market risk includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested (growth-oriented, large capitalization companies) may underperform other market segments or the overall stock market.
  Foreign Securities Risk. A portion of the Portfolio's assets may be invested in funds with significant exposure to foreign securities, including exposure to emerging markets. Investing in foreign securities involves a number of economic, financial, legal and political considerations that are not associated with the U.S. markets and that could affect the fund's performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Portfolio holds material positions in such suspended securities, the Portfolio's ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency.

  Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. Furthermore, because foreign securities may be denominated in foreign currencies, the value of the Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Low-Rated Securities Risk. A portion of the Portfolio's assets may be invested in funds with significant exposure to low-rated bonds. In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio's returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations. In addition, these low-rated securities and obligations may fluctuate more widely in price and yield than higher-rated securities and obligations and may fall in price during times when the economy is weak or is expected to become weak. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Portfolio may lose its entire investment.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company's fees and expenses, as well as their share of the Portfolio's fees and expenses, which could result in the duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO's skill in evaluating and managing the Portfolio's holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets can be volatile, and the Portfolio's holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio or an underlying fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a fund of funds structure. WRIMCO has the authority to select and replace underlying funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO (or its affiliate) serves as the investment manager to the underlying funds and the advisory fees paid by some of the underlying funds are higher than fees paid by other underlying funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio's best interests.
Additional information about the risks of the underlying funds is provided in the Portfolio's prospectus in the section entitled Investment Objectives, Principal Strategies, Other Investments and Risks of the Underlying Funds.
Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indices. The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Portfolio.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or www.waddell.com or call 888.923.3355 for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 4.78% (the third quarter of 2009) and the lowest quarterly return was -4.25% (the third quarter of 2015).
Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - InvestEd Conservative Portfolio	1 Year	5 Years	10 Years
InvestEd Conservative Portfolio	(5.50%)	4.07%	4.40%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes).	0.55%	3.25%	4.51%
Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes).	0.03%	0.05%	1.17%